Employee Benefit Plans - Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%	3.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.90%	4.90%	5.40%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.50%	6.80%	6.80%
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%	4.70%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	1.90%	1.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Pension Increase	3.00%	2.80%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.70%	5.00%	5.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.50%	6.50%	6.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	1.90%	1.70%	2.60%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Pension Increase	2.80%	2.90%	3.00%
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.30%	3.80%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.30%	2.20%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Pension Increase	1.90%	2.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.80%	4.60%	5.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.30%	6.20%	6.20%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.20%	2.80%	3.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Pension Increase	2.00%	1.80%	1.80%